EARNINGS PER SHARE	12 Months Ended
May 31, 2012
EARNINGS PER SHARE

NOTE J — EARNINGS PER SHARE

The following table sets forth the reconciliation of the numerator and denominator of basic and diluted earnings per share, as calculated using the two-class method, for the year ended May 31, 2012, 2011 and 2010:

Year Ended May 31,	2012	2011	2010
(In thousands, except per share amounts)
Numerator for earnings per share:
Net income attributable to RPM International Inc. stockholders	$215,936	$189,058	$180,037
Less: Allocation of earnings and dividends to participating securities	(4,024)	(3,067)	(2,180)

Net income available to common shareholders — basic	211,912	185,991	177,857
Add: Undistributed earnings reallocated to unvested shareholders	9	7	6

Net income available to common shareholders — diluted	$211,921	$185,998	$177,863

Denominator for basic and diluted earnings per share:
Basic weighted average common shares	128,130	127,403	127,047
Average diluted options	587	663	684

Total shares for diluted earnings per share	128,717	128,066	127,731

Earnings Per Share of Common Stock Attributable to RPM International Inc. Stockholders:
Basic Earnings Per Share of Common Stock	$1.65	$1.46	$1.40

Diluted Earnings Per Share of Common Stock	$1.65	$1.45	$1.39

For the years ended May 31, 2012, 2011 and 2010, approximately 2,625,000, 2,157,000, and 1,905,000 shares of stock, respectively, granted under stock-based compensation plans were excluded from the calculation of diluted EPS, as the effect would have been anti-dilutive.